Transactions with Related Parties (Details)	Jul. 27, 2015 USD ($)
M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas
Property Plant And Equipment [Line Items]
Aggregate value of vessels transferred	$ 63,200,000